Revenue (Tables)	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of revenue
	31 December 2023	31 December 2022
	$	$
Sales of EasyDNA branded tests - point in time	3,201,017	3,813,482
Sales of AffinityDNA branded tests - point in time	700,876	330,777
Sales of geneType branded tests - point in time	56,789	9,688
Revenue from contract with customers	3,958,682	4,153,947